Other long-term debt (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Other long-term debt	$ 974,791,324	$ 897,503,703
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2017	118,340,414
2018	311,013,406
2019	697,218,157
2020	193,484,912
2021 and thereafter	277,189,356
Less: current portion of other long term debt	622,454,921	348,594,822
Other long-term debt	$ 974,791,324	$ 910,007,958